UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
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Address:  181 Smithtown Blvd.
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          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
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Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               08/02/2001
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 60
                                        -------------------

Form 13F Information Table Value Total: $ 146,243
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:              ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
-----------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
    NAME OF ISSUER       TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                          NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                       VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                             (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                         SHARED
                                                                             SOLE  SHARED OTHER
-----------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
ABBOTT LABORATORIES      Common Stock    002824100    3,624,000    75,500    SOLE                            X
AGILENT TECHNOLOGIES     Common Stock    00846U101    1,489,000    45,837    SOLE                            X
AMBAC FINANCIAL GROUP    Common Stock    023139108    1,515,000    26,045    SOLE                            X
AMERICA ONLINE           Common Stock    02364J104    1,594,000    30,080    SOLE                            X
AMERICAN EXPRESS CO.     Common Stock    025816109      820,000    21,145    SOLE                            X
AMERICAN INTL. GROUP     Common Stock    026874107    1,862,000    21,909    SOLE                            X
AMGEN INC.               Common Stock    031162100    1,222,000    20,140    SOLE                            X
AT&T WIRELESS CORP       Common Stock    001957406      534,000    32,682    SOLE                            X
AVON PRODUCTS            Common Stock    054303102    1,735,000    37,500    SOLE                            X
BAXTER INTERNATIONAL     Common Stock    071813109    2,504,000    49,600    SOLE                            X
CAPITAL ONE FINANCIAL    Common Stock    14040H105    3,073,000    51,100    SOLE                            X
CHUBB INSURANCE          Common Stock    171232101    1,564,000    20,200    SOLE                            X
CIENA CORPORATION        Common Stock    171779101      619,000    16,300    SOLE                            X
CISCO SYSTEMS            Common Stock    17275R102    1,152,000    63,298    SOLE                            X
CITIGROUP                Common Stock    172967101    3,413,000    64,600    SOLE                            X
COCA COLA                Common Stock    191216100    3,306,000    73,475    SOLE                            X
COMPUTER SCIENCES        Common Stock    205363104      989,000    28,600    SOLE                            X
CORNING INC.             Common Stock    219350105    1,295,000    77,500    SOLE                            X
CORVIS CORPORATION       Common Stock    221009103       83,000    18,960    SOLE                            X
DISNEY (WALT) CO.        Common Stock    254687106    1,490,000    51,600    SOLE                            X
EMC CORP                 Common Stock    268648102    1,681,000    57,501    SOLE                            X
ELAN                     Common Stock    284131208    5,404,000    88,601    SOLE                            X
EMERSON ELECTRIC         Common Stock    291011104    3,502,000    57,900    SOLE                            X
ENRON CORP.              Common Stock    293561106    2,225,000    45,320    SOLE                            X
EXXON MOBIL              Common Stock    30231G102    1,805,000    20,672    SOLE                            X
FEDERAL NATL. MTG.       Common Stock    313586109    1,978,000    23,269    SOLE                            X
FRANKLIN RESOURCES       Common Stock    354613101      380,000     8,323    SOLE                            X
GENERAL ELECTRIC         Common Stock    369604103    6,906,000   140,942    SOLE                            X
GILLETTE COMPANY         Common Stock    375766102    1,890,000    65,220    SOLE                            X
HEWLETT-PACKARD CO.      Common Stock    428236103    1,304,000    45,600    SOLE                            X
HOME DEPOT               Common Stock    437076102    3,483,000    73,746    SOLE                            X
HONEYWELL INTL           Common Stock    438516106    1,169,000    33,500    SOLE                            X
IBM CORPORATION          Common Stock    459200101    3,025,000    26,656    SOLE                            X
IMPATH INC.              Common Stock    45255G101      664,000    15,000    SOLE                            X
INTEL CORP.              Common Stock    458140100    1,982,000    67,790    SOLE                            X
INTERNET CAPITAL GROUP   Common Stock    46059C106       20,000    10,000    SOLE                            X
JOHNSON & JOHNSON        Common Stock    478160104    7,456,000   149,240    SOLE                            X
LILLY (ELI) & CO.        Common Stock    532457108    2,368,000    32,000    SOLE                            X
LUCENT TECHNOLOGIES      Common Stock    549463107      438,000    70,660    SOLE                            X
MBNA CORP.               Common Stock    55262L100    2,034,000    61,662    SOLE                            X
MERCK & CO.              Common Stock    589331107    4,551,000    71,220    SOLE                            X
MERRILL LYNCH            Common Stock    590188108    2,737,000    46,202    SOLE                            X
MINNESOTA MINING & MNFG  Common Stock    604059105    1,677,000    14,700    SOLE                            X
MOTOROLA, INC.           Common Stock    620076109      781,000    47,200    SOLE                            X
NETWORK APPLIANCE        Common Stock    64120J104      765,000    55,900    SOLE                            X
NOKIA CORP               Common Stock    654902204      461,000    20,800    SOLE                            X
NORTEL NETWORKS          Common Stock    656568102      404,000    44,800    SOLE                            X
ORACLE CORPORATION       Common Stock    68389X105    7,031,000   370,064    SOLE                            X
PAYCHEX INC              Common Stock    704326107    3,243,000    81,075    SOLE                            X
PEPSICO                  Common Stock    713448108      302,000     6,850    SOLE                            X
PFIZER                   Common Stock    717081103    2,087,000    52,118    SOLE                            X
PROCTER & GAMBLE         Common Stock    742718109      810,000    12,700    SOLE                            X
QUALCOMM                 Common Stock    747525103    2,391,000    40,900    SOLE                            X
SBC COMMUNICATIONS       Common Stock    78387G103      265,000     6,621    SOLE                            X
TYCO INTERNATIONAL       Common Stock    902124106   11,233,000   206,085    SOLE                            X
UNITED PARCEL SERVICE    Common Stock    911312106   15,698,000   271,595    SOLE                            X
UNITED PARCEL SERVICE A  CLASS A         911308104      264,000     4,667    SOLE                            X
VERIZON                  Common Stock    92343V104    2,053,000    38,380    SOLE                            X
WALMART STORES           Common Stock    931142103    1,029,000    21,100    SOLE                            X
WATERS CORP              Common Stock    941848103    4,864,000   176,200    SOLE                            X
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